Indefinite-Lived Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Indefinite-lived intangible assets, gross	$ 2,094	¥ 13,566	¥ 14,897
Domain names
Indefinite-lived intangible assets, gross	1,445	9,360	9,360
Trademarks
Indefinite-lived intangible assets, gross	$ 649	¥ 4,206	¥ 5,537